Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value through Profit or Loss [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
17.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Listed equity investments, at fair value	1,141	-	-
Other unlisted investments, at fair value	-	4,000	572
Total	1,141	4,000	572

The above listed equity investments were classified as financial assets at fair value through profit or loss as they were held for trading.

The above unlisted investments were classified as financial assets at fair value through profit or loss as they represent investments in non-trading equity instruments and have not been designated as financial assets at fair value through other comprehensive income.